General - Noncontrolling interests (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Woori bank
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period	[1]	₩ 1,546,447	₩ 2,344,816
Net income attributable to non-controlling interests	[2]	95,637	113,995	₩ 144,923
Dividends to non-controlling interests	[2]	95,637	113,995	144,923
Woori Financial Capital Co., Ltd.
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		0	0	17,949
Dividends to non-controlling interests		0	0	4,121
Woori Investment Bank Co., Ltd.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period	[3]	0	283,221
Net income attributable to non-controlling interests		5,687	38,319	33,274
Dividends to non-controlling interests		8,302	7,219	3,610
Decrease of material non-controlling interests		280,604
Woori Asset Trust Co., Ltd.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period	[4]	12,517	78,434
Net income attributable to non-controlling interests		5,720	18,074	11,366
Dividends to non-controlling interests		365	365	365
Decrease of material non-controlling interests		71,240
Woori Asset Management Corp.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		35,638	34,073
Net income attributable to non-controlling interests		1,603	290	2,341
PT Bank Woori Saudara Indonesia 1906 Tbk
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		103,176	92,118
Net income attributable to non-controlling interests		9,521	10,806	8,619
Dividends to non-controlling interests		2,802	2,330	1,262
Wealth Development Bank
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		21,142	20,759
Net income attributable to non-controlling interests		(68)	401	928
Woori Venture Partners Co., Ltd.
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		1,391	0	0
PT Woori Finance Indonesia Tbk
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		13,631	13,964
Net income attributable to non-controlling interests		1,067	379	0
Dividends to non-controlling interests		138	0	0
Others
Disclosure of subsidiaries [line items]
Dividends to non-controlling interests		₩ 40	₩ 0	₩ 0

[1]	Hybrid securities issued by Woori Bank
[2]	Distribution of the hybrid securities issued by Woori Bank
[3]	The non-controlling interests decreased by 280,604 million Won in accordance with additional investment during the year ended December 31, 2023.
[4]	The non-controlling interests decreased by 71,240 million Won in accordance with additional investment during the year ended December 31, 2023.